                                                     PAX WORLD MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                                   ANNUAL REPORT


                                     PAX
                                     WORLD
                                     MONEY    [GRAPHIC OMITTED]
                                     MARKET
                                     FUND





                                     ANNUAL
                                     REPORT
                                JANUARY 31, 2000




--------------------------------------------------------------------------------

         Pax World Money Market Fund
         A Socially Responsible Fund
                                                                       PAX
 Investment Adviser-                                                   WORLD [GRAPHIC OMITTED]
 Pax World Management Corp.                                            FUND
 222 State Street                                                      FAMILY
 Portsmouth, NH 03801-3853                                          222 State Street
                                                               Portsmouth, NH 03801-3853
 Transfer and Dividend Disbursing Agents-                           www.paxfund.com

 Individual Investor Class:
 PFPC, Inc.
 P.O. Box 8950                                          For General Fund Information, please call:
 Wilmington, DE 19899-8950                                            1-800-767-1729

 Institutional & Broker Service Classes:
 Reich & Tang Services, Inc.                         For Shareholder Account Information, please call:
 600 5th Avenue                                                       1-800-372-7827
 New York, NY 10020

 All Account Inquiries should be addressed to:
 Pax World Money Market Fund                                For Broker Services, please call:
 P.O. Box 8930                                                        1-800-635-1404
 Wilmington, DE 19899-8930



                               [GRAPHIC OMITTED]
                      Printed in the USA on recycled paper
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PAX WORLD                                                       600 FIFTH AVENUE
MONEY MARKET FUND, INC.                                     NEW YORK, N.Y. 10020
                                                                  (212) 830-5200

================================================================================







Dear Shareholder:



We are pleased to present the annual report of Pax World Money Market Fund, Inc. for the year ended January 31, 2000.


The Fund had net assets of $141,157,600 and 1,481 active shareholders as of January 31, 2000.


Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,








\s\Thomas W. Grant          \s\Laurence A. Shadek             \s\Steven W. Duff


Thomas W. Grant             Laurence A. Shadek                Steven W. Duff
President                   Executive Vice-President          Director





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PAX WORLD MONEY MARKET FUND, INC.
STATEMENT OF NET ASSETS
JANUARY 31, 2000

================================================================================

     Face                                                             Maturity                     Value
    Amount                                                              Date          Yield       (Note 1)
    ------                                                            --------        -----        ------
Commercial Paper (32.43%)
------------------------------------------------------------------------------------------------------------------------------------
 $   6,500,000  Bellsouth Telecommunications Inc.                     03/22/00        5.74%   $   6,448,632
     2,500,000  Campbell Soup Company                                 04/13/00        5.08        2,475,850
     6,000,000  General Mills Corp.                                   02/11/00        5.78        5,990,583
     6,000,000  Glaxo Wellcome PLC                                    02/08/00        5.94        5,993,140
     6,500,000  H. J. Heinz & Co.                                     03/03/00        5.66        6,468,488
     6,000,000  Paine Webber Group                                    02/17/00        5.68        5,984,933
     6,500,000  Pfizer Inc.                                           02/22/00        5.64        6,478,729
     6,000,000  Provena Health - Series 1998                          04/04/00        5.95        5,938,365
 -------------                                                                                -------------
    46,000,000  Total Commercial Paper                                                           45,778,720
 -------------                                                                                -------------
Eurodollar Certificates of Deposit (4.25%)
------------------------------------------------------------------------------------------------------------------------------------
 $   6,000,000  Barclays Bank PLC                                     02/28/00        5.74%   $   6,000,130
 -------------                                                                                -------------
     6,000,000  Total Eurodollar Certificates of Deposit                                          6,000,130
 -------------                                                                                -------------
Foreign Commercial Paper (4.25%)
------------------------------------------------------------------------------------------------------------------------------------
 $   6,000,000  Ford Credit Europe PLC                                02/03/00        5.54%   $   5,998,157
 -------------                                                                                -------------
     6,000,000  Total Foreign Commercial Paper                                                    5,998,157
 -------------                                                                                -------------
Government Agencies (4.22%)
------------------------------------------------------------------------------------------------------------------------------------
 $   6,000,000  Federal Home Loan Bank                                03/15/00        5.68%   $   5,959,580
 -------------                                                                                -------------
     6,000,000  Total Government Agencies                                                         5,959,580
 -------------                                                                                -------------
Loan Participations (3.54%)
------------------------------------------------------------------------------------------------------------------------------------
 $   5,000,000  Equitable Life Assurance Society with
                Chase Manhattan Bank (a)                              03/20/00        6.21%   $   5,000,000
 -------------                                                                                -------------
     5,000,000  Total Loan Participations                                                         5,000,000
 -------------                                                                                -------------
Master Notes (3.54%)
------------------------------------------------------------------------------------------------------------------------------------
 $   5,000,000  GMAC Mortgage Corporation (b)                         02/01/00        5.80%   $   5,000,000
 -------------                                                                                -------------
     5,000,000  Total Master Notes                                                                5,000,000
 -------------                                                                                -------------
Other Notes (17.81%) (c)
------------------------------------------------------------------------------------------------------------------------------------
 $   2,190,000  G & L Land Management
                LOC Fifth Third Bank                                  12/01/17        5.88%   $   2,190,000
     5,000,000  Jake Sweeney Automotive, Inc.
                LOC FirstStar Bank                                    04/01/10        5.90        5,000,000
     3,695,000  Oak Crest Homes Inc.
                LOC First of America                                  11/01/26        5.94        3,695,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                             Maturity                     Value
    Amount                                                              Date          Yield       (Note 1)
    ------                                                            --------        -----        ------
Other Notes (Continued) (c)
------------------------------------------------------------------------------------------------------------------------------------
 $   4,455,000  SDR Capital, L.L.C.
                LOC First Michigan Bank                               10/01/26        6.00%   $  4,455,000
     6,000,000  Spring Hill Medical Complex
                LOC Amsouth Bank                                      09/01/11        5.80       6,000,000
     3,790,000  Weller Irrevocable Trust #2 - Series 1998
                LOC First Union National Bank                         09/01/13        5.85       3,790,000
 -------------                                                                                ------------
    25,130,000  Total Other Notes                                                               25,130,000
 -------------                                                                                ------------
Repurchase Agreement, Overnight (21.85%)
------------------------------------------------------------------------------------------------------------------------------------
 $  30,846,000  Morgan (JP) Securities Inc.
                (Collateralized by $32,966,000,
                FNSM FNMA, 5.250%, due 1/15/03,
                value $31,463,268)                                    02/01/00        5.78%   $ 30,846,000
 -------------                                                                                ------------
    30,846,000  Total Repurchase Agreement, Overnight                                           30,846,000
 -------------                                                                                ------------
Yankee Certificates of Deposit (7.79%)
------------------------------------------------------------------------------------------------------------------------------------
 $   5,000,000  Bank of Montreal                                      05/08/00        5.23%   $  4,999,360
     6,000,000  National Westminster Bank PLC                         02/07/00        5.62       6,000,109
 -------------                                                                                ------------
    11,000,000  Total Yankee Certificates of Deposit                                            10,999,469
 -------------                                                                                ------------
                Total Investments (99.68%) (Cost $140,712,056+)                                $140,712,056
                Cash and Other Assets, Net of Liabilities (0.32%)                                  445,544
                                                                                              ------------
                Net Assets (100.00%)                                                          $141,157,600
                                                                                              ============
                Net Asset Value, offering and redemption price per share:
                Individual Investor Class, 13,628,034 Shares Outstanding (Note 3)             $       1.00
                                                                                              ============
                Institutional Class,      122,213,336 Shares Outstanding (Note 3)             $       1.00
                                                                                              ============
                Broker Service Class,       1,184,760 Shares Outstanding (Note 3)             $       1.00
                                                                                              ============
                MMA Praxis Class,           4,131,470 Shares Outstanding (Note 3)             $       1.00
                                                                                              ============

                +   Aggregate cost for federal income tax purposes is identical.



FOOTNOTES:

(a) The interest rate is adjusted quarterly based on 3-month LIBOR plus 5 basis points.

(b) The interest rate is adjusted monthly based on 1-month LIBOR; 7 day put feature.

(c)  These securities have a 7-day put feature.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
PAX WORLD MONEY MARKET FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED JANUARY 31, 2000

================================================================================

INVESTMENT INCOME

 Income:
    Interest............................................................................   $        6,545,430
                                                                                            -----------------
 Expenses: (Note 2)
    Advisory fee........................................................................              187,076
    Administrative services fee.........................................................              124,717
    Shareholder servicing fee (Individual Investor Class)...............................               25,494
    Shareholder servicing fee (Broker Service Class)....................................                2,318
    Shareholder servicing fee (MMA Praxis Class)........................................                  931
    Custodian expenses..................................................................               17,628
    Shareholder servicing and related shareholder expenses..............................               98,156
    Legal fees, compliance and filing fees..............................................              103,506
    Audit and accounting................................................................              104,129
    Directors' fees.....................................................................                6,230
    Amortization of organization costs..................................................               21,469
    Other...............................................................................                5,752
                                                                                            -----------------
       Total expenses...................................................................              697,406
       Less:
       Fees waived (Note 2).............................................................    (         170,679)
       Expenses reimbursed (Note 2).....................................................    (          59,631)
                                                                                            -----------------
         Net expenses ..................................................................              467,096
                                                                                            -----------------
 Net investment income..................................................................            6,078,334

 REALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments................................................                  479
                                                                                            -----------------
 Increase in net assets from operations.................................................   $        6,078,813
                                                                                            =================

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PAX WORLD MONEY MARKET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                                        May 27, 1998
                                                              Year Ended          (Commencement of Sales)
                                                          January 31, 2000          to January 31, 1999
                                                          ----------------          -------------------
 INCREASE (DECREASE) IN NET ASSETS
 Operations:
    Net investment income................................$        6,078,334           $      2,335,388
    Net realized gain (loss) on investments..............               479                        260
                                                          -----------------            ---------------
    Increase in net assets from operations...............         6,078,813                  2,335,648

 Dividends to shareholders:
    Net investment income:
    Individual Investor Class............................(          483,610)          (         76,756)
    Institutional Class..................................(        5,533,516)          (      2,258,471)
    Broker Service Class.................................(           41,825)          (            161)
    MMA Praxis Class.....................................(           19,383)                  --

    Net realized gain on investments:
    Individual Investor Class............................(               68)          (             12)
    Institutional Class..................................(              407)          (            248)
    Broker Service Class.................................(                4)                  --
    MMA Praxis Class.....................................          --                         --

 Capital share transactions (Note 3):
    Individual Investor Class............................         8,133,288                  5,494,746
    Institutional Class..................................         2,904,140                119,209,196
    Broker Service Class.................................         1,114,949                     69,811
    MMA Praxis Class.....................................         4,131,470                   --
                                                          -----------------            ---------------
    Total increase (decrease)............................        16,283,847                124,773,753

 Net assets:
    Beginning of period..................................       124,873,753                    100,000
                                                          -----------------            ---------------
    End of period........................................$      141,157,600           $    124,873,753
                                                          =================            ===============

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PAX WORLD MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies.

Pax World Money Market Fund, Inc. is a no-load, open-end management investment company registered under the Investment Company Act of 1940. The Fund has four classes of stock authorized, the Individual Investor Class, the Institutional Class, the Broker Service Class and the MMA Praxis Class. The Individual Investor Class, Broker Service Class and the MMA Praxis Class shares are subject to service fees pursuant to the Fund's Rule 12b-1 Distribution and Service Plan and are sold through financial intermediaries who provide servicing to Individual Investor Class, Broker Service Class and the MMA Praxis Class shareholders for which they receive compensation from Pax World Management Corp. (the "Advisor"), Reich & Tang Asset Management, L.P. (the "Sub-Advisor"), or Reich & Tang Distributors, Inc. ("the Distributor"). The Institutional Class shares are not subject to a service fee and either are sold directly to institutional investors or are sold through financial intermediaries that do not receive compensation from the Advisor, Sub-Advisor or the Distributor. The Broker Service Class shares are subject to an additional sub-transfer agent accounting fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects, the Individual Investor Class, Institutional Class, Broker Service Class and the MMA Praxis Class shares represent the same interest in the income and assets of the Fund. Distribution of Broker Service Class shares and MMA Praxis Class shares commenced on January 13, 1999 and October 12, 1999, respectively. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (including net realized short-term capital gains) are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

     d) Organization Costs -
     Organization costs are being deferred and amortized on a straight line basis over a period of five years from the Fund's commencement of operations. The proceeds of any redemptions by the original shareholder of the initial shares will be reduced by a pro rata portion of any then unamortized organizational expenses, based on the ratio of the shares redeemed to the total initial shares outstanding immediately prior to the redemption.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
1. Summary of Accounting Policies. (Continued)

     e) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     f) General -
     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Advisory Agreement, the Fund pays Pax World Management Corp. (the "Advisor") an annual advisory fee of .15% of the Fund's average daily net assets.

Pursuant to the terms of a Sub-Advisory Agreement between the Advisor and Reich & Tang Asset Management L.P. (the "Sub-advisor"), the Advisor pays the Sub-Advisor an annual management fee of .075% of the Fund's average daily net assets from its advisory fee.

Pursuant to an Administrative Services Agreement for the Fund, the Sub-Advisor receives an annual fee of .10% of the Fund's average daily net assets.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Shareholder Servicing Agreement only with respect to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares, a service fee equal to .25% per annum of the average daily net assets.

During the year ended January 31, 2000, the Advisor and the Sub-Advisor voluntarily waived advisory and administrative services fees of $93,538 and $76,210, respectively. The Distributor voluntarily waived shareholder servicing fees of $931 for the MMA Praxis Class. In addition, although not required to do so, the sub-advisor has agreed to reimburse class specific expenses amounting to $55,136 and $4,495 for the Individual Investor Class and MMA Praxis Class shares, respectively.

Fees are paid to Directors who are unaffiliated with the Advisor on the basis of $1,000 per annum plus $250 per meeting attended.

Included under the caption "Shareholder servicing and related shareholder expenses" are fees of $23,174 paid to Reich & Tang Services, Inc. an affiliate of the Sub-Advisor as servicing agent for the Institutional Class and Broker Service Class.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PAX WORLD MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
3. Capital Stock.

At January 31, 2000, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to $141,157,600. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                          Year                   May 27, 1998
                                                         Ended           (Commencement of Sales) to
                                                   January 31, 2000           January 31, 1999
                                                   ----------------           ----------------
 INDIVIDUAL INVESTOR CLASS
 -------------------------
 Sold........................................            80,286,696                  8,905,964
 Issued on reinvestment of dividends.........               481,766                     75,193
 Redeemed....................................     (      72,635,174)          (      3,486,411)
                                                   ----------------            ---------------
 Net increase (decrease).....................             8,133,288                  5,494,746
                                                   ================            ===============

 INSTITUTIONAL CLASS
 -------------------
 Sold........................................           219,793,858                163,404,000
 Issued on reinvestment of dividends.........             4,748,828                  2,038,582
 Redeemed....................................     (     221,638,546)          (     46,233,386)
                                                   ----------------            ---------------
 Net increase (decrease).....................             2,904,140                119,209,196
                                                   ================            ===============

                                                          Year                January 13, 1999
                                                         Ended           (Commencement of Sales) to
                                                   January 31, 2000           January 31, 1999
                                                   ----------------           ----------------
 BROKER SERVICE CLASS
 --------------------
 Sold........................................             5,273,006                     83,399
 Issued on reinvestment of dividends.........                39,714                         53
 Redeemed....................................     (       4,197,771)          (         13,641)
                                                   ----------------            ---------------
 Net increase (decrease).....................             1,114,949                     69,811
                                                   ================            ===============

                                                     October 12, 1999
                                                (Commencement of Sales) to
                                                     January 31, 2000
                                                     ----------------
 MMA PRAXIS CLASS
 ----------------
 Sold........................................              4,251,298
 Issued on reinvestment of dividends.........                 20,527
 Redeemed....................................        (       140,355)
                                                      --------------
 Net increase (decrease).....................              4,131,470
                                                      ==============



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

4. Financial Highlights.
                                                                            INDIVIDUAL
                                                                          INVESTOR CLASS
                                                          ----------------------------------------------
                                                                Year                   May 27, 1998
                                                                Ended            (Commencement of Sales)
                                                          January 31, 2000         to January 31, 1999
                                                          ----------------         -------------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period.....................    $   1.00                  $  1.00
                                                              ---------                 --------
 Income from investment operations:
    Net investment income.................................        0.046                    0.032
 Less distributions:
    Dividends from net investment income..................    (   0.046)                (  0.032)
                                                               --------                  -------
 Net asset value, end of period...........................    $   1.00                  $  1.00
                                                              =========                 ========
 Total Return.............................................        4.74%                    4.82%*
 Ratios/Supplemental Data
 Net assets, end of period (000)..........................    $  13,628                 $  5,495
 Ratios to average net assets:
    Expenses (net of fees waived and expenses reimbursed)         0.60%                    0.60%*
    Net investment income.................................        4.74%                    4.59%*
    Advisory and administrative services fees waived......        0.14%                    0.25%*
    Expenses reimbursed...................................        0.54%                    --

                                                                             INSTITUTIONAL
                                                                                 CLASS
                                                          ----------------------------------------------
                                                                Year                  May 27, 1998
                                                                Ended            (Commencement of Sales)
                                                          January 31, 2000         to January 31, 1999
                                                          ----------------         -------------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period.....................    $   1.00                  $  1.00
                                                              ---------                 --------
 Income from investment operations:
    Net investment income.................................        0.049                    0.034
 Less distributions:
    Dividends from net investment income..................    (   0.049)                (  0.034)
                                                               --------                  -------
 Net asset value, end of period...........................    $   1.00                  $  1.00
                                                              =========                 ========
 Total Return.............................................        5.00%                    5.08%*
 Ratios/Supplemental Data
 Net assets, end of period (000)..........................    $  122,213                $ 119,309
 Ratios to average net assets:
    Expenses (net of fees waived).........................        0.35%                    0.35%*
    Net investment income.................................        4.89%                    4.90%*
    Advisory and administrative services fees waived......        0.14%                    0.25%*

 * Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PAX WORLD MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

4. Financial Highlights. (Continued)
                                                                      BROKER
                                                                   SERVICE CLASS
                                                  ----------------------------------------------
                                                        Year               January 13, 1999
                                                       Ended          (Commencement of Sales) to
                                                  January 31, 2000         January 31, 1999
                                                  ----------------         ----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period............      $  1.00                 $  1.00
                                                       --------                --------
 Income from investment operations:
    Net investment income........................         0.044                   0.002
 Less distributions:
    Dividends from net investment income.........      (  0.044)               (  0.002)
                                                        -------                 -------
 Net asset value, end of period..................      $  1.00                 $  1.00
                                                       ========                ========
 Total Return....................................         4.53%                   4.22%*
 Ratios/Supplemental Data
 Net assets, end of period (000).................      $  1,185                $     70
 Ratios to average net assets:
    Expenses (net of fees waived)................         0.80%                   0.80%*
    Net investment income........................         4.51%                   4.16%*
    Advisory and administrative
      services fees waived.......................         0.14%                   0.25%*

     * Annualized













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

4. Financial Highlights.(Continued)

                                                                MMA PRAXIS CLASS
                                                                ----------------
                                                                October 12, 1999
                                                           (Commencement of Sales) to
                                                                January 31, 2000
                                                                ----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period...................             $  1.00
                                                                     --------
 Income from investment operations:
    Net investment income...............................                0.016
 Less distributions:
    Dividends from net investment income................             (  0.016)
                                                                      -------
 Net asset value, end of period.........................             $  1.00
                                                                     ========
 Total Return...........................................                5.25%*
 Ratios/Supplemental Data
 Net assets, end of period (000)........................             $   4,131
 Ratios to average net assets:
    Expenses (net of fees waived and
       expenses reimbursed).............................                0.60%*
    Net investment income...............................                5.21%*
    Advisory, administrative services and shareholder
       servicing fees waived............................                0.39%*
    Expenses reimbursed.................................                1.21%*



     * Annualized










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     PAX WORLD MONEY MARKET FUND, INC.
     REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================






To the Board of Directors and Shareholders of Pax World Money Market Fund, Inc.


In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Pax World Money Market Fund, Inc. (the "Fund") at January 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at January 31, 2000 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above. The financial statements for the period from May 27, 1998 (Commencement of Sales) to January 31, 1999 were audited by other independent accountants whose report dated February 26, 1999 expressed an unqualified opinion on those financial statements.






PricewaterhouseCoopers LLP
New York, New York
February 29, 2000



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     PAX WORLD MONEY MARKET FUND, INC.
     CHANGE IN INDEPENDENT ACCOUNTANTS

================================================================================








On August 13, 1999, McGladrey & Pullen, LLP (McGladrey) resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP
(PwC) to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition have joined PwC.

The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the most recent two fiscal years and through August 13, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

Effective August 13, 1999, the Fund, with the approval of its Board of Directors and its Audit Committee, engaged PwC as its independent auditors.

















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